Cover - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42183
Entity Registrant Name	QMMM Holdings Limited
Entity Central Index Key	0001971542
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Workshop 9, 11/F
Entity Address, Address Line Two	Kodak House II
Entity Address, Address Line Three	39 Healthy Street East
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Class A Ordinary Shares of par value USD0.0001 each
Trading Symbol	QMMM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Insider Trading Policies and Procedures Adopted [Flag]	true
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of QMMM Holdings Limited (“the Company”), as of September 30, 2025, and the related consolidated statements of operations and comprehensive loss, changes in shareholder’s equity (deficit) and cash flows for the year September 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025, and the results of its operations and its cash flows for the year ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	GGF CPA LTD	WWC, P.C.
Auditor Location	Guangzhou, China	San Mateo, California
Auditor Firm ID	2729	1171
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	48,951,842
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	8,254,500
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Workshop 9, 11/F
Entity Address, Address Line Two	Kodak House II,
Entity Address, Address Line Three	39 Healthy Street East
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+(852)
Local Phone Number	3549-6889
Contact Personnel Name	Wing Kam (Eric) Yeung